FINANCIAL ASSETS AND LIABILITIES - Concessions and Itaipu's Financial Assets (Liabilities) (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Financial Assets and Public Concessions
Financial Assets - Non-current	R$ 2,572,814	R$ 2,601,027
Financial Liabilities - Current	(1,064,344)	(578,626)
Concessions | Generation
Financial Assets and Public Concessions
Financial Assets - Non-current	2,172,580	2,172,162
Financial Assets - Itaipu
Financial Assets and Public Concessions
Financial Assets - Non-current	400,234	428,865
Financial Liabilities - Itaipu
Financial Assets and Public Concessions
Financial Liabilities - Current	R$ (1,064,344)	R$ (578,626)